Events After the Reporting Period - Additional Information (Details) € in Thousands	Feb. 06, 2025 EUR (€) Loan	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Loan amount		€ 412,069	€ 377,644
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Number of term loan contracts entered | Loan	1
Tenor of loan	5 years
Loans, interest payment period	3 years
Amortization period of loans	2 years
Net debt on EBITDA ratio	3.5
Banca Monte Dei Paschi | Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Loan amount	€ 20,000